Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Long-Term Debt
Note 10. Long-Term Debt

The Bank's long-term debt consists of borrowings from the Federal Home Loan Bank of Atlanta (FHLB) and Deutsche Bank. The borrowing from the FHLB, which is secured by substantially all the Bank's first mortgage oneto-four family residential loans, is a $10,000,000 advance that matures on October 24, 2017. Interest on the loan is fixed at 3.802% and the loan is callable quarterly by the FHLB.